SHARE-BASED COMPENSATION (Narrative) (Details)					1 Months Ended	12 Months Ended
	Nov. 22, 2015 shares	Aug. 01, 2015 CNY (¥)	Jun. 02, 2015 shares	May. 22, 2015 CNY (¥) Item shares	Jun. 30, 2014	Dec. 31, 2015 USD ($) Item $ / shares shares	Dec. 31, 2015 CNY (¥) Item shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 01, 2015 $ / shares	May. 27, 2015 $ / shares	May. 22, 2015 $ / shares	Sep. 18, 2013 shares	Apr. 24, 2012 shares	Mar. 17, 2011 shares	May. 31, 2009 shares	Jul. 31, 2004 shares	Aug. 26, 2003 shares	Apr. 30, 2001 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to restricted share exchange ratio					0.8
Fair value of options vested							¥ 6,105,016		¥ 11,881,819		¥ 5,144,179
Intrinsic value of share options exercised | $						$ 2,100,000		$ 1,600,000		$ 3,000,000
Accrued expenses and other current liabilities						$ 35,131,561			292,310,439			¥ 227,575,227
Share-based compensation expense							287,542,756		97,675,291		63,338,088
Number of independent directors resigned | Item				3
Fair value of restricted share, vested							182,753,314		64,204,363		33,268,711
Cash paid to settle restricted share							¥ 4,085,109		1,496,087		¥ 816,978
Unrecognized compensation cost related to non-vested stock options												¥ 103,372,410
Share-based compensation expense, period for recognition						2 years 4 months 6 days	2 years 4 months 6 days
Mr. Guangfu Cui [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share | $ / shares															$ 14.635
Restricted share became fully vested | shares	1,059,128			1,526,466
Restricted share vested and exercisable | shares	1,059,128
Share-based compensation expense							¥ 120,500,000
Difference amount of sales price and market price				¥ 22,100,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share | $ / shares													$ 14.635	$ 14.635
Share-based compensation expense							¥ 67,500,000
Total share-based compensation expense		¥ 84,500,000
Restricted share and stock options repurchased | shares			740,226
Number of equal installment | Item						2	2
Share-based compensation expense, period for recognition						2 years	2 years
Senior management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share | $ / shares						$ 14.635
Total share-based compensation expense							¥ 12,300,000
Restricted share and stock options repurchased | shares						253,804	253,804
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility										57.00%	57.00%
Expected dividend										0.00%	0.00%
Risk-free interest rate										0.33%	0.33%
Expected life										2 years 3 months 22 days	2 years 3 months 22 days
Cash-settled restricted share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share | $ / shares															14.635
Accrued expenses and other current liabilities									¥ 1,600,040
C-Travel [Member] | Mr. Guangfu Cui [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares sold | shares				1,588,692
Option granted in exchange of ordinary shares | shares				529,564
Ctrip [Member] | Mr. Guangfu Cui [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted exercised in exchange of ordinary shares | shares	27,679
Fair value of the exchange right							¥ 23,700,000
Minimum [Member] | Equity-settled restricted share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan						2 years	2 years
Maximum [Member] | Equity-settled restricted share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan						5 years	5 years
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share | $ / shares						$ 8.555									$ 14.635
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share | $ / shares						$ 17.11
2001 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option expiration period						10 years	10 years
2001 Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares																					5,500,000	4,000,000
2004 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option expiration period						5 years	5 years
Vesting period for plan						3 years	3 years
2004 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option expiration period						10 years	10 years
Vesting period for plan						5 years	5 years
2004 Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares																				4,000,000
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option expiration period						5 years	5 years
2009 Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share and stock options repurchased | shares						83,552	83,552
2009 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan						1 year	1 year
2009 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan						3 years	3 years
2009 Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares																17,000,000	12,000,000	6,000,000	3,000,000